Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Current taxes (expense): Hong Kong profits tax and the PRC EIT | $	$ (45)		$ 0		$ (57)
Income tax expense | $	(45)		0		(57)
Deferred tax credit / (expenses): Hong Kong and the PRC | $	0		(24)		147
Total deferred tax credit / (expense) | $	0		(24)		147
Total credit / (expense) | $	$ (45)		$ (24)		$ 90
ZHEJIANG TIANLAN
Income tax expense/(credit) PRC EIT | ¥		¥ 7,340		¥ (7)		¥ (32)
Income tax expense | ¥		7,340		(7)		(32)
Deferred tax expense / (credit) | ¥		8,729		(361)		(666)
Total deferred tax credit / (expense) | ¥		8,729		(361)		(666)
Total credit / (expense) | ¥		¥ 16,069		¥ (368)		¥ (698)